Restricted Shares Activity (Detail) (Baidu, Inc., USD $)	12 Months Ended
Dec. 31, 2012
Baidu, Inc.
Number of Shares - Unvested
Unvested, December 31, 2011	56,222
Granted	85,131
Vested	(18,552)
Forfeited	(7,985)
Unvested, December 31, 2012	114,816
Weighted Average Grant Date Fair Value
Unvested, December 31, 2011	$ 1,181.49
Granted	$ 1,152.10
Vested	$ 1,113.60
Forfeited	$ 1,270.90
Unvested, December 31, 2012	$ 1,164.10